CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Common Stock [Member] Class A Ordinary Shares CNY (¥) shares	Common Stock [Member] Class B Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Parent CNY (¥)	Noncontrolling Interest CNY (¥)	Treasury Stock CNY (¥) shares
Beginning Balance at Mar. 31, 2020	¥ 1,980,472				¥ 164	¥ 16	¥ 9,431,740	¥ 2,630	¥ (7,649,308)	¥ 201,796	¥ 1,980,472		¥ (6,566)
Beginning Balance, shares at Mar. 31, 2020 | shares					2,408,454,175	303,234,004							10,456,075
Net loss	(327,971)								(327,971)		(327,971)
Share-based compensation	26,295						26,295				26,295
Foreign currency translation adjustment, net of nil tax	(72,993)									(72,993)	(72,993)
Unrealized securities holding losses, net of tax	(31,658)									(31,658)	(31,658)
Appropriations to statutory reserves								701	(701)
Repurchase of ordinary shares (Note 17)	(119,858)										(119,858)		¥ (119,858)
Repurchase of ordinary shares , shares (Note 17) | shares					(206,515,975)								206,515,975
Exercise of option and RSUs	609				¥ 1		608				609
Exercise of option and RSUs shares | shares					13,105,200
Ending Balance at Mar. 31, 2021	1,454,896				¥ 165	¥ 16	9,458,643	3,331	(7,977,980)	97,145	1,454,896		¥ (126,424)
Ending Balance, shares at Mar. 31, 2021 | shares					2,215,043,400	303,234,004							216,972,050
Net loss	(642,374)								(639,800)		(639,800)	¥ (2,574)
Share-based compensation	12,458						12,458				12,458
Foreign currency translation adjustment, net of nil tax	(17,400)									(17,400)	(17,400)
Unrealized securities holding losses, net of tax	(10,729)									(10,729)	(10,729)
Appropriations to statutory reserves								0
Repurchase of ordinary shares (Note 17)	(9,689)										(9,689)		¥ (9,689)
Repurchase of ordinary shares , shares (Note 17) | shares					(25,644,050)								25,644,050
Exercise of option and RSUs shares | shares					1,338,350
Non-controlling interests on acquisition of subsidiaries (Note 3)	44,993											44,993
Ending Balance at Mar. 31, 2022	832,155				¥ 165	¥ 16	9,471,101	3,331	(8,617,780)	69,016	789,736	42,419	¥ (136,113)
Ending Balance, shares at Mar. 31, 2022 | shares			2,190,737,700	303,234,004	2,190,737,700	303,234,004							242,616,100
Net loss	(186,406)	$ (27,144)							(177,984)		(177,984)	(8,422)
Share-based compensation	13,563						13,563				13,563
Foreign currency translation adjustment, net of nil tax	14,264	2,077								14,264	14,264
Unrealized securities holding losses, net of tax	(884)	(129)								(884)	(884)
Appropriations to statutory reserves								0
Repurchase of ordinary shares (Note 17)	(1,333)										(1,333)		¥ (1,333)
Repurchase of ordinary shares , shares (Note 17) | shares					(29,778,000)								29,778,000
Exercise of option and RSUs	0				¥ 0						0
Exercise of option and RSUs shares | shares					355,200
Ending Balance at Mar. 31, 2023	¥ 671,359	$ 97,757			¥ 165	¥ 16	¥ 9,484,664	¥ 3,331	¥ (8,795,764)	¥ 82,396	¥ 637,362	¥ 33,997	¥ (137,446)
Ending Balance, shares at Mar. 31, 2023 | shares			2,161,314,900	303,234,004	2,161,314,900	303,234,004							272,394,100